Commitments and Contingent Liabilities (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2014
Loss Contingencies [Line Items]
Commitment period	8 years
Estimated contract termination fees		$ 1,108,000
Provision for loss on contract		0
Supply Commitment [Member] | Federal Home Loan Bank of Pittsburgh [Member]
Loss Contingencies [Line Items]
Commitment to fund and sell qualifying residential mortgage		15,000,000
Remaining commitment amount		$ 10,451,000
First Contract Year [Member]
Loss Contingencies [Line Items]
Percentage of estimated remaining value of the commitment, if terminated	100.00%
Second Contract Year [Member]
Loss Contingencies [Line Items]
Percentage of estimated remaining value of the commitment, if terminated	90.00%
Third Contract Year [Member]
Loss Contingencies [Line Items]
Percentage of estimated remaining value of the commitment, if terminated	80.00%
Fourth Contract Year [Member]
Loss Contingencies [Line Items]
Percentage of estimated remaining value of the commitment, if terminated	70.00%
Contract Years Five Through Eight [Member]
Loss Contingencies [Line Items]
Percentage of estimated remaining value of the commitment, if terminated	60.00%